UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE

           68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 12/31/10

Item 1.  Schedule of Investments.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
December 31, 2010

Shares				Market Value
	COMMON STOCK - 96.71%
	APPAREL - 4.24%
73,900	Columbia Sportswear Co.			$ 4,456,170

	CHEMICALS - 4.74%
131,300	Arch Chemicals, Inc.			4,980,209

	COAL - 3.90%
162,000	James River Coal Co. *			4,103,460

	CONSTRUCTION SERVICES - 9.30%
144,500	Chicago Bridge & Iron Co. NV *			4,754,050
120,600	URS Corp. *			5,018,166
				9,772,216
	ENERGY - 4.51%
104,000	OGE Energy Corp.			4,736,160

	ENVIRONMENTAL CONTROL - 4.68%
370,000	Darling International, Inc. *			4,913,600

	FINANCIAL SERVICES - 4.72%
50,000	Affiliated Managers Group, Inc. *			4,961,000

	FOOD - 7.73%
185,300	Del Monte Foods Co.			3,483,640
224,700	Smithfield Foods, Inc. *			4,635,561
				8,119,201
	HEALTHCARE-SERVICES - 4.21%
174,500	Centene Corp. *			4,421,830

	MACHINERY - 18.52%
91,000	AGCO Corp. *			4,610,060
71,000	Cascade Corp.			3,356,880
22,900	Flowserve Corp.			2,730,138
54,300	Middleby Corp. *			4,584,006
45,500	Nordson Corp.			4,180,540
				19,461,624
	METAL FABRICATE / HARDWARE - 3.19%
70,200	Timken Co.			3,350,646
SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2010

Shares				Market Value

	MISCELLANEOUS MANUFACTURING - 11.14%
59,000	Brink's Co.			$ 1,585,920
140,800	Koppers Holdings, Inc.			5,037,824
191,100	Trinity Industries, Inc.			5,085,171
				11,708,915
	RECREATIONAL PRODUCTS - 4.43%
59,700	Polaris Industries, Inc.			4,657,794

	RETAIL - 9.86%
95,000	Jo-Ann Stores, Inc. *			5,720,900
95,700	Tractor Supply Co.			4,640,493
				10,361,393
	TELECOMMUNICATIONS EQUIPMENT - 1.54%
93,000	Newport Corp. *			1,615,410

	TOTAL COMMON STOCK			101,619,628
	( Cost - $78,765,250)

	SHORT-TERM INVESTMENTS - 17.14%
18,009,029	Dreyfus Institutional Reserve Money Market Fund, 0.00% +			18,009,029
	( Cost - $18,009,029)

	TOTAL INVESTMENTS - 113.85%			119,628,657
	( Cost - $96,774,279)
	OTHER LIABILITIES LESS ASSETS - (13.85) %			(14,555,479)
	NET ASSETS - 100.00%			$ 105,073,178

	At December 31, 2010, net unrealized appreciation (depreciation) on investment securities,
	for financial reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:			$ 23,563,556
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:			(709,178)
	Net unrealized appreciation			$ 22,854,378

* Non-Income producing security.
+ Reflects yield at December 31, 2010.
SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 101,619,628	$ -	$ -	$ 101,619,628
Short-Term Investments	$ 18,009,029	-	-	$ 18,009,029
Total	$ 119,628,657	$ -	$ -	$ 119,628,657
The Fund did not hold any Level 3 securities during the period.
* Please refer to the Schedule of Investments for Industry Classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/7/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/7/11